Debt - Summary of debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total debt outstanding	$ 367,566	$ 314,113	$ 318,750
Less: Unamortized debt issuance costs	(5,676)	(6,639)	(10,212)
Total debt, net	361,890	307,474	308,538
Portion due within one year			63,750
Total long-term debt, net	361,890	307,474	244,788
Term B Facility
Debt Instrument [Line Items]
Total debt outstanding	306,563	281,563	$ 318,750
Revolving Credit Facility
Debt Instrument [Line Items]
Total debt outstanding	30,000	30,000
Union Revolving Credit Facility
Debt Instrument [Line Items]
Total debt outstanding	$ 4,590	$ 2,550